Accounts Receivable	6 Months Ended
Jun. 30, 2023
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Accounts Receivable
11.	Accounts Receivable

(in thousands)	Note	June 30 2023	December 31 2022

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$1,105	$2,516

Trade receivables from sales of cobalt	6	4,945	6,642

Other accounts receivable		921	1,029

Total accounts receivable		$6,971	$10,187
The trade receivables from sales of cobalt generally have extended payment terms with outstanding amounts being supported by a $7.5 million letter of credit.